Deposits (Tables)	12 Months Ended
Sep. 30, 2014
Banking and Thrift [Abstract]
Composition of Deposits

The composition of deposits as of September 30, 2014 and 2013, is as follows (in thousands):

	2014	2013
Noninterest-bearing demand	$1,303,015	$1,199,427
NOW accounts, money market and savings	4,005,471	3,601,796
Time certificates, $100,000 or more	733,376	850,817
Other time certificates	1,010,318	1,296,168

	$7,052,180	$6,948,208

Scheduled Maturities of Time Certificates

At September 30, 2014, the scheduled maturities of time certificates in subsequent fiscal years are as follows (in thousands):

2015	$1,137,736
2016	316,194
2017	132,565
2018	78,430
2019	36,359
2020 and thereafter	42,410

$1,743,694